                       SUPPLEMENT DATED AUGUST 24, 2001
                                      TO
                         PROSPECTUS DATED MAY 1, 1989
                          AS SUPPLEMENTED MAY 1, 2001

                             THE EQUITY PROTECTOR
                                Issued through
                            WRL Series Life Account
                                      By
                  Western Reserve Life Assurance Co. of Ohio


The following information modifies and supplements information provided on page
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4 of the Prospectus under the heading "7. How are Net Premiums Allocated?" and
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on pages 12-13 under the heading "Investments of the Series Account - WRL Series
--------------------------------------------------------------------------------
Fund":
------


     Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, the Dean Asset Allocation was sub-advised by Dean Investment Associates.


     ----------------------------------------------------------------------------------------------------------------
         Portfolio                            Sub-Adviser                             Investment Objective
         ---------                            ----------                              --------------------
         Transamerica                  Transamerica Investment                 Seeks preservation of capital and
         Value Balanced                Management, LLC                         competitive investment returns.
     ----------------------------------------------------------------------------------------------------------------

The following information is added to the Annual Portfolio Operating Expenses
Table:

---------------------------------------------------------------------------------------------------------
                                      Management          Other       Rule 12b-1      Total Portfolio
            Portfolio                    Fees           Expenses         Fees         Annual Expenses
--------------------------------------------------------------------------------------------------------
Transamerica Value Balanced            0.80%*             0.07%          N/A             0.87%
--------------------------------------------------------------------------------------------------------

*  Effective August 27, 2001, this fee will be reduced to 0.75%.


The following is added to the table in footnote (8) of the Prospectus:
----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                 Expense Ratio Without
            Portfolio                Expense Limit     Reimbursement Amount          Reimbursement
--------------------------------------------------------------------------------------------------------
Transamerica Value Balanced              1.00%                 N/A                        N/A
--------------------------------------------------------------------------------------------------------

All other references throughout the prospectus to WRL Dean Asset Allocation are changed to WRL Transamerica Value Balanced.